Supplement to the
Fidelity® Advisor
Diversified International Fund
Class A, Class T, Class B, and Class C
December 30, 2002
Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor Diversified International Fund authorized the adoption of a redemption fee of 1.00% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 30 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 12.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

ADIF-03-02 November 25, 2003
1.743414.112

The following information supplements the information found in the "Selling Shares" section beginning on page 15.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor
Diversified International Fund
Institutional Class
December 30, 2002
Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor Diversified International Fund authorized the adoption of a redemption fee of 1.00% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 30 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information supplements the information found in the "Buying Shares" section beginning on page 10.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

ADIFI-03-02 November 25, 2003
1.743415.110

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 10.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 16.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Emerging Asia Fund
Class A, Class T, Class B, and Class C
December 30, 2002
Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor Emerging Asia Fund authorized the adoption of a redemption fee of 1.50% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 90 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on beginning on page 6.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses below for each class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

AEA-03-03 November 25, 2003
1.725513.115

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%A	3.50%B	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)C	NoneD	NoneD	5.00%E	1.00%F
Sales charge (load) on reinvested distributions	None	None	None	None

A Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

B Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

C A contingent deferred sales charge may be charged when you sell your shares or if your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

D Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase. See "Special Purchase Shares" on page 33.

E Declines over 6 years from 5.00% to 0%.

F On Class C shares redeemed less than one year after purchase.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	1.63%	1.98%	1.95%	1.85%
Total annual class operating expensesA	2.61%	3.21%	3.68%	3.58%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, (including those contemplated by the Class A and Class T Rule 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Emerging Asia	2.00%	6/16/99	2.25%	6/16/99	2.75%	6/16/99	2.75%	6/16/99

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or promote the sale of class shares. Including this reduction, the total Class A, Class T, Class B, and Class C operating expenses are shown in the table below.

Total Operating ExpensesA
Advisor Emerging Asia - Class A	1.98%
Advisor Emerging Asia - Class T	2.23%
Advisor Emerging Asia - Class B	2.73%
Advisor Emerging Asia - Class C	2.73%

A After reimbursement.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 824	$ 824	$ 663	$ 663	$ 870	$ 370	$ 461	$ 361
3 years	$ 1,340	$ 1,340	$ 1,304	$ 1,304	$ 1,426	$ 1,126	$ 1,097	$ 1,097
5 years	$ 1,881	$ 1,881	$ 1,970	$ 1,970	$ 2,102	$ 1,902	$ 1,855	$ 1,855
10 years	$ 3,350	$ 3,350	$ 3,740	$ 3,740	$ 3,587A	$ 3,587A	$ 3,845	$ 3,845

A Reflects conversion to Class A shares after a maximum of seven years.

The following information supplements the information found in the "Buying Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 19.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 20.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Emerging Asia Fund
Institutional Class
December 30, 2002
Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor Emerging Asia Fund authorized the adoption of a redemption fee of 1.50% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 90 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on beginning on page 5.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of the fund. The annual class operating expenses below for Institutional Class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Institutional Class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

AEAI-03-03 November 25, 2003
1.725514.110

Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.73%
Distribution and/or Service (12b-1) fees	None
Other expenses	1.50%
Total annual class operating expensesA	2.23%

A Effective June 16, 1999 FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.75%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total Institutional Class operating expenses, after reimbursement, would have been 1.73%.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Institutional Class
1 year	$ 226
3 years	$ 697
5 years	$ 1,195
10 years	$ 2,565

The following information supplements the information found in the "Buying Shares" section beginning on page 11.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 13.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the information found in the "Selling Shares" section beginning on page 15.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 17.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Emerging Markets
Income Fund
Class A, Class T, Class B, and Class C
February 28, 2003
Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor Emerging Markets Income Fund authorized the adoption of a redemption fee of 1.00% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 90 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 12.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

EMI-03-02 November 25, 2003
1.743422.108

The following information supplements the information found in the "Selling Shares" section beginning on page 15.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 18.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 19.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Emerging Markets
Income Fund
Institutional Class
February 28, 2003
Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor Emerging Markets Income Fund authorized the adoption of a redemption fee of 1.00% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 90 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 11.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

EMII-03-02 November 25, 2003
1.743423.108

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 13.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the information found in the "Selling Shares" section beginning on page 15.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 17.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Europe Capital
Appreciation Fund
Class A, Class T, Class B, and Class C
December 30, 2002
Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor Europe Capital Appreciation Fund authorized the adoption of a redemption fee of 1.00% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 30 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

AEUR-03-03 November 25, 2003
1.739238.111

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%A	3.50%B	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)C	NoneD	NoneD	5.00%E	1.00%F
Sales charge (load) on reinvested distributions	None	None	None	None

A Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

B Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

C A contingent deferred sales charge may be charged when you sell your shares or if your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

D Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase. See "Special Purchase Shares" on page 38.

E Declines over 6 years from 5.00% to 0%.

F On Class C shares redeemed less than one year after purchase.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	1.65%	1.63%	1.66%	1.55%
Total annual class operating expensesA	2.63%	2.86%	3.39%	3.28%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those contemplated by the Class A and Class T Rule 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Europe Capital Appreciation	1.75%	8/1/02	2.00%	8/1/02	2.50%	8/1/02	2.50%	8/1/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or promote the sale of class shares. Including this reduction, the total Class A, Class T, Class B, and Class C operating expenses are shown in the table below.

Total Operating ExpensesA
Advisor Europe Capital Appreciation - Class A	1.70%
Advisor Europe Capital Appreciation - Class T	1.96%
Advisor Europe Capital Appreciation - Class B	2.45%
Advisor Europe Capital Appreciation - Class C	2.45%

A After reimbursement.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class A, Class T, Class B, and Class C's annual return is 5% and that your shareholder fees and Class A, Class T, Class B, and Class C's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 926	$ 826	$ 629	$ 629	$ 842	$ 342	$ 431	$ 331
3 years	$ 1,345	$ 1,345	$ 1,205	$ 1,206	$ 1,342	$ 1,042	$ 1,010	$ 1,010
5 years	$ 1,890	$ 1,890	$ 1,806	$ 1,806	$ 1,965	$ 1,765	$ 1,712	$ 1,712
10 years	$ 3,368	$ 3,368	$ 3,424	$ 3,424	$ 3,425A	$ 3,425A	$ 3,576	$ 3,576

A Reflects conversion to Class A shares after a maximum of seven years.

The following information supplements the information found in the "Buying Shares" section beginning on page 12.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 15.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Europe Capital
Appreciation Fund Institutional Class
December 30, 2002
Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor Europe Capital Appreciation Fund authorized the adoption of a redemption fee of 1.00% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 30 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of the fund. The annual class operating expenses provided below for Institutional Class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

AEURI-03-03 November 25, 2003
1.740420.108

Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.73%
Distribution and/or Service (12b-1) fees	None
Other expenses	1.40%
Total annual class operating expensesA	2.13%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total Institutional Class operating expenses, after reimbursement, would have been 1.45%.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Institutional Class
1 year	$ 216
3 years	$ 667
5 years	$ 1,144
10 years	$ 2,462

The following information supplements the information found in the "Buying Shares" section beginning on page 11.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 13.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the information found in the "Selling Shares" section beginning on page 15.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 17.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor
Global Equity Fund
Class A, Class T,
Class B, and Class C
December 30, 2002
Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor Global Equity Fund authorized the adoption of a redemption fee of 1.00% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 30 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for each class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

AGLO-03-04 November 25, 2003
1.737647.112

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%A	3.50%B	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)C	NoneD	NoneD	5.00%E	1.00%F
Sales charge (load) on reinvested distributions	None	None	None	None

A Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

B Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

C A contingent deferred sales charge may be charged when you sell your shares or if your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

D Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase. See "Special Purchase Shares" on page 36.

E Declines over 6 years from 5.00% to 0%.

F On Class C shares redeemed less than one year after purchase.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) fees	0.26%A	0.51%A	1.00%	1.00%
Other expenses	1.46%	1.68%	1.69%	1.51%
Total annual class operating expensesB	2.45%	2.92%	3.42%	3.24%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 2.44% and 2.91%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those contemplated by the Class A and Class T Rule 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Global Equity	1.75%	8/1/02	2.00%	8/1/02	2.50%	8/1/02	2.50%	8/1/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or promote the sale of class shares. Including this reduction, the total Class A, Class T, Class B, and Class C operating expenses are shown in the table below.

Total Operating ExpensesA
Advisor Global Equity - Class A	1.73%
Advisor Global Equity - Class T	1.97%
Advisor Global Equity - Class B	2.46%
Advisor Global Equity - Class C	2.46%

A After reimbursement.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 809	$ 809	$ 636	$ 636	$ 844	$ 344	$ 427	$ 327
3 years	$ 1,295	$ 1,295	$ 1,225	$ 1,225	$ 1,348	$ 1,048	$ 998	$ 998
5 years	$ 1,805	$ 1,805	$ 1,839	$ 1,839	$ 1,974	$ 1,774	$ 1,693	$ 1,693
10 years	$ 3,201	$ 3,201	$ 3,488	$ 3,488	$ 3,376A	$ 3,376A	$ 3,540	$ 3,540

A Reflects conversion to Class A shares after a maximum of seven years.

The following information supplements the information found in the "Buying Shares" section beginning on page 11.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The following information replaces similar information found in the "Fund Services" section on page 33.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2003.

The following information replaces similar information found in the "Fund Services" section on page 34.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2003.

Supplement to the
Fidelity® Advisor
Global Equity Fund
Institutional Class
December 30, 2002
Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor Global Equity Fund authorized the adoption of a redemption fee of 1.00% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 30 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of the fund. The annual class operating expenses provided below for Institutional Class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Institutional Class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

AGLOI-03-03 November 25, 2003
1.743464.108

Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.73%
Distribution and/or Service (12b-1) fees	None
Other expenses	1.28%
Total annual class operating expensesA	2.01%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total Institutional Class operating expenses, after reimbursement, would have been 1.46%.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Institutional Class
1 year	$ 204
3 years	$ 630
5 years	$ 1,083
10 years	$ 2,338

The following information supplements the information found in the "Buying Shares" section beginning on page 10.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 16.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor
International Capital Appreciation
Class A, Class T,
Class B, and Class C
December 30, 2002
Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor International Capital Appreciation Fund authorized the adoption of a redemption fee of 1.00% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 30 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 12.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

AICAP-03-02 November 25, 2003
1.743370.109

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor International Capital Appreciation Fund
Institutional Class
December 30, 2002
Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor International Capital Appreciation Fund authorized the adoption of a redemption fee of 1.00% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 30 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information supplements the information found in the "Buying Shares" section beginning on page 10.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

AICAPI-03-02 November 25, 2003
1.743371.107

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 10.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 16.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Japan Fund
Class A, Class T, Class B, and Class C
December 30, 2002
Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor Japan Fund authorized the adoption of a redemption fee of 1.50% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 90 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 11.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

AJAF-03-03 November 25, 2003
1.743385.111

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The following information replaces similar information found in the "Fund Management" section on page 25.

Dale Nicholls is manager of Advisor Japan Fund, which he has managed since September 2003. Since joining Fidelity Investments in 1996, Mr. Nicholls has worked as a research analyst and manager.

Supplement to the
Fidelity® Advisor
Japan Fund
Institutional Class
December 30, 2002
Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor Japan Fund authorized the adoption of a redemption fee of 1.50% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 90 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 10.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

AJAFI-03-03 November 25, 2003
1.743386.109

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the information found in the "Selling Shares" section on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section on page 16.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The following information replaces similar information found in the "Fund Management" section on page 22.

Dale Nicholls is manager of Advisor Japan Fund, which he has managed since September 2003. Since joining Fidelity Investments in 1996, Mr. Nicholls has worked as a research analyst and manager.

Supplement to the
Fidelity® Advisor
Korea Fund
Class A, Class T,
Class B, and Class C
December 30, 2002
Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor Korea Fund authorized the adoption of a redemption fee of 1.50% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 90 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for each class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

AKOR-03-03 November 25, 2003
1.750122.112

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%A	3.50%B	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)C	NoneD	NoneD	5.00%E	1.00%F
Sales charge (load) on reinvested distributions	None	None	None	None

A Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

B Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

C A contingent deferred sales charge may be charged when you sell your shares or if your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

D Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase. See "Special Purchase Shares" on page 34.

E Declines over 6 years from 5.00% to 0%.

F On Class C shares redeemed less than one year after purchase.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.83%	0.83%	0.83%	0.83%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	1.47%	1.76%	1.72%	1.59%
Total annual class operating expensesA	2.55%	3.09%	3.55%	3.42%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those contemplated by the Class A and Class T Rule 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Korea	2.00%	8/1/02	2.25%	8/1/02	2.75%	8/1/02	2.75%	8/1/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or promote the sale of class shares. Including this reduction, the total Class A, Class T, Class B and Class C operating expenses are shown in the table below.

Total Operating Expenses
Advisor Korea - Class A	1.98%A
Advisor Korea - Class T	2.23%A
Advisor Korea - Class B	2.73%A
Advisor Korea - Class C	2.73%A

A After reimbursement.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 818	$ 818	$ 651	$ 651	$ 858	$ 358	$ 445	$ 345
3 years	$ 1,323	$ 1,323	$ 1,270	$ 1,270	$ 1,388	$ 1,088	$ 1,051	$ 1,051
5 years	$ 1,852	$ 1,852	$ 1,914	$ 1,914	$ 2,040	$ 1,840	$ 1,779	$ 1,779
10 years	$ 3,294	$ 3,294	$ 3,633	$ 3,633	$ 3,492A	$ 3,492A	$ 3,703	$ 3,703

A Reflects conversion to Class A shares after a maximum of seven years.

The following information supplements the information found in the "Buying Shares" section beginning on page 12.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 18.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 19.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor
Korea Fund
Institutional Class
December 30, 2002
Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor Korea Fund authorized the adoption of a redemption fee of 1.50% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 90 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of the fund. The annual class operating expenses provided below for Institutional Class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Institutional Class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

AKORI-03-03 November 25, 2003
1.750123.108

Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.83%
Distribution and/or Service (12b-1) fees	None
Other expenses	1.46%
Total annual class operating expensesA	2.29%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.75%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total Institutional Class operating expenses, after reimbursement, would have been 1.74%.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Institutional Class
1 year	$ 232
3 years	$ 715
5 years	$ 1,225
10 years	$ 2,626

The following information supplements the information found in the "Buying Shares" section beginning on page 11.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 13.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the information found in the "Selling Shares" section beginning on page 15.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 17.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Latin America Fund
Class A, Class T, Class B, and Class C
December 30, 2002 Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor Latin America Fund authorized the adoption of a redemption fee of 1.50% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 90 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for each class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

ALAF-03-04 November 25, 2003
1.743523.112

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%A	3.50%B	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)C	NoneD	NoneD	5.00%E	1.00%F
Sales charge (load) on reinvested distributions	None	None	None	None

A Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

B Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

C A contingent deferred sales charge may be charged when you sell your shares or if your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

D Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase. See "Special Purchase Shares" on page 32.

E Declines over 6 years from 5.00% to 0%.

F On Class C shares redeemed less than one year after purchase.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	5.38%	5.79%	5.54%	5.52%
Total annual class operating expensesA	6.36%	7.02%	7.27%	7.25%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those contemplated by the Class A and Class T Rule 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Latin America	2.00%	12/22/98	2.25%	12/22/98	2.75%	12/22/98	2.75%	12/22/98

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or promote the sale of class shares. Including this reduction, the total Class A, Class T, Class B, and Class C operating expenses are shown in the table below.

Total Operating Expenses
Advisor Latin America - Class A	1.97%A
Advisor Latin America - Class T	2.22%A
Advisor Latin America - Class B	2.72%A
Advisor Latin America - Class C	2.72%A

A After reimbursement.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 1,170	$ 1,170	$ 1,021	$ 1,021	$ 1,219	$ 719	$ 817	$ 717
3 years	$ 2,337	$ 2,337	$ 2,321	$ 2,321	$ 2,408	$ 2,108	$ 2,103	$ 2,103
5 years	$ 3,472	$ 3,472	$ 3,570	$ 3,570	$ 3,634	$ 3,434	$ 3,427	$ 3,427
10 years	$ 6,177	$ 6,177	$ 6,478	$ 6,478	$ 6,293A	$ 6,293A	$ 6,485	$ 6,485

A Reflects conversion to Class A shares after a maximum of seven years.

The following information supplements the information found in the "Buying Shares" section beginning on page 13.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 15.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 18.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 19.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The following information replaces the similar biographical information found in the "Fund Management" section on page 26.

Claudio Brocado is manager of Advisor Latin America Fund, which he has managed since January 2003. Since joining Fidelity Investments in 2002, Mr. Brocado has worked as a research analyst and manager.

Supplement to the
Fidelity® Advisor Latin America Fund
Institutional Class
December 30, 2002 Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor Latin America Fund authorized the adoption of a redemption fee of 1.50% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 90 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of the fund. The annual class operating expenses provided below for Institutional Class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Institutional Class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

ALAFI-03-04 November 25, 2003
1.743524.111

Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.73%
Distribution and/or Service (12b-1) fees	None
Other expenses	5.13%
Total annual class operating expensesA	5.86%

A Effective December 22, 1998, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.75%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total Institutional Class operating expenses, after reimbursement, would have been 1.72%.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Institutional Class
1 year	$ 583
3 years	$ 1,735
5 years	$ 2,868
10 years	$ 5,614

The following information supplements the information found in the "Buying Shares" section beginning on page 11.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 13.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the information found in the "Selling Shares" section beginning on page 15.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 17.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The following information replaces the similar biographical information found in the "Fund Management" section on page 23.

Claudio Brocado is manager of Advisor Latin America Fund, which he has managed since January 2003. Since joining Fidelity Investments in 2002, Mr. Brocado has worked as a research analyst and manager.

Supplement to the
Fidelity® Advisor Overseas Fund
Class A, Class T, Class B, and Class C
December 30, 2002
Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor Overseas Fund authorized the adoption of a redemption fee of 1.00% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 30 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 13.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

OS-03-02 (PAGE 1 OF 2) November 25, 2003
1.743525.111

The following information supplements the information found in the "Exchanging Shares" section beginning on page 20.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 21.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Overseas Fund
Institutional Class
December 30, 2002
Prospectus

On November 20, 2003, the Board of Trustees of Fidelity Advisor Overseas Fund authorized the adoption of a redemption fee of 1.00% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 30 days.

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 11.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

OSI-03-02 (PAGE 1 OF 2) November 25, 2003
1.743526.109

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section on page 14.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the information found in the "Selling Shares" section beginning on page 15.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 18.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 19.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

SUPPLEMENT TO THE

FIDELITY® ADVISOR DIVERSIFIED INTERNATIONAL FUND, FIDELITY ADVISOR EMERGING ASIA FUND,
FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND,
FIDELITY ADVISOR FLOATING RATE HIGH INCOME FUND, FIDELITY ADVISOR GLOBAL EQUITY FUND, FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND, FIDELITY ADVISOR HIGH INCOME FUND,
FIDELITY ADVISOR HIGH INCOME ADVANTAGE FUND, FIDELITY ADVISOR INTERMEDIATE BOND FUND,
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND, FIDELITY ADVISOR JAPAN FUND, FIDELITY ADVISOR KOREA FUND, FIDELITY ADVISOR LATIN AMERICA FUND,
FIDELITY ADVISOR MORTGAGE SECURITIES FUND, FIDELITY ADVISOR MUNICIPAL INCOME FUND,
FIDELITY ADVISOR OVERSEAS FUND, FIDELITY ADVISOR SHORT FIXED-INCOME FUND, AND
FIDELITY ADVISOR TAX MANAGED STOCK FUND

Funds of Fidelity Advisor Series II, Fidelity Advisor Series VIII, and Fidelity Beacon Street Trust
Class A, Class T, Class B, Class C, and Institutional Class

December 30, 2002

STATEMENT OF ADDITIONAL INFORMATION

On November 20, 2003, the Board of Trustees of Fidelity Advisor Diversified International Fund, Fidelity Advisor Europe Capital Appreciation Fund, Fidelity Advisor Global Equity Fund, Fidelity Advisor International Capital Appreciation Fund, and Fidelity Advisor Overseas Fund authorized the adoption of a redemption fee of 1.00% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 30 days. The Board of Trustees of Fidelity Advisor Emerging Asia Fund, Fidelity Advisor Japan Fund, Fidelity Advisor Korea Fund, and Fidelity Advisor Latin America Fund authorized the adoption of a redemption fee of 1.50% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 90 days.

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 2.

Each of Advisor Diversified International, Advisor Government Investment, Advisor High Income Advantage, Advisor Intermediate Bond, Advisor Overseas, and Advisor Short Fixed-Income intends to comply with the requirements of Section 12(d)(1)(G)(i)(IV) of the 1940 Act.

The following information replaces similar information under the heading "Swap Agreements" in the "Investment Policies and Limitations" section on page 31.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), total return swaps (where the parties exchange a floating rate for the total return of a security or index), and credit default swaps (where one party pays a fixed rate and the other agrees to buy a specific issuer's debt at par upon the occurrence of certain agreed events, including for example, if the issuer is bankrupt, defaults on any of its debt obligations or makes arrangements with a creditor to modify a debt obligation).

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In the case of a physically settled credit default swap written by the fund, the fund must be prepared to pay par for and take possession of eligible debt of a defaulted issuer. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. In the case of a credit default swap written by the fund, the fund will experience a loss if a credit event occurs and the credit of the underlying referenced entity (the debt issuer as to which credit protection has been written) has deteriorated. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the underlying referenced entity has declined.

ACOM10B-03-05 November 25, 2003
1.734041.116

The following information replaces the fourth paragraph in the "Portfolio Transactions" section on page 44.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

The following information has been removed from the "Portfolio Transactions" section on page 44.

Ordinarily commissions are not charged on OTC orders because a fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When a fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

The following information replaces similar information found under the heading "Institutional Class Shares Only" in the Buying, Selling, and Exchanging Information" section on page 72.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information supplements the similar information in the "Management Contracts" section on page 99.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of Advisor Diversified International, Advisor Emerging Asia, Advisor Europe Capital Appreciation, Advisor Floating Rate High Income, Advisor Global Equity, Advisor High Income, Advisor High Income Advantage, Advisor International Capital Appreciation, Advisor Japan, Advisor Korea, Advisor Latin America, Advisor Overseas, and Advisor Tax Managed Stock, FMR has entered into a master international research agreement with FIIA. On behalf of Advisor Diversified International, Advisor Emerging Asia, Advisor Europe Capital Appreciation, Advisor Floating Rate High Income, Advisor Global Equity, Advisor High Income, Advisor High Income Advantage, Advisor International Capital Appreciation, Advisor Japan, Advisor Korea, Advisor Latin America, Advisor Overseas, and Advisor Tax Managed Stock, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

The following information supplements the similar information in the "Management Contracts" section on page 99.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of Advisor Government Investment, Advisor Intermediate Bond, Advisor Mortgage Securities, Advisor Municipal Income, and Advisor Short Fixed-Income, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of Advisor Government Investment, Advisor Intermediate Bond, Advisor Mortgage Securities, Advisor Municipal Income, and Advisor Short Fixed-Income, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States and Canada. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on a fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

SUPPLEMENT TO THE

FIDELITY® ADVISOR EMERGING MARKETS INCOME FUND
A Fund of Fidelity Advisor Series VIII

FIDELITY ADVISOR STRATEGIC INCOME FUND
A Fund of Fidelity Advisor Series II

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2003

On November 20, 2003, the Board of Trustees of Fidelity Advisor Emerging Markets Income Fund authorized the adoption of a redemption fee of 1.00% of the amount redeemed on shares purchased after March 31, 2004 that are held for less than 90 days.

The following information supplements the similar information in the "Management Contracts" section on page 43.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into a master international research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

ACOM12B-03-02 November 25, 2003
1.743413.106